RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Compensation to the Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Fees, including reimbursement of expenses	272	251	323
Share-based compensation	24	76	123
	296	327	446

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Consulting fees, including share-based compensation and reimbursement of expenses (1)	61	57	54
	61	57	54